Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
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Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table sets forth the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as at December 31, 2022 and December 31, 2021.
As at December 31, 2022:

In $000s	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Short-term Investments

Convertible debt	$1,272	$-	$1,272	$-
Long-term Investments

Common shares held	$19,025	$19,025	$-	$-

Warrants and other	2,088	-	2,088	-

Convertible debt	105,004	-	105,004	-

	$127,389	$19,025	$108,364	$-

As at December 31, 2021:

In $000s	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Long-term Investments

Common shares held	$21,486	$21,486	$-	$-

Warrants and other	1,666	—	1,666	-

Convertible debt	904	—	904	-

	$24,056	$21,486	$2,570	$-